Organization and Basis of Presentation -10Q (Details) - USD ($)	3 Months Ended								6 Months Ended		12 Months Ended
	Jun. 30, 2023		Mar. 31, 2023	[1]	Jun. 30, 2022	[1]	Mar. 31, 2022	[1]	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investments [Line Items]
Net loss	$ 4,551,866	[1]	$ 5,769,143		$ (1,539,806)		$ 3,999,560		$ 10,321,009	$ 2,459,754	$ 12,875,313	$ 19,483,138
Net cash provided by (used) in operating activities									2,477,701	$ (7,237,442)	(19,578,196)	(25,423,742)
Working capital	1,600,000								1,600,000		15,600,000
Decrease in working capital									14,000,000.0
Maximum borrowing capacity											33,000,000.0
Lines of credit	13,700,000								13,700,000
Line of credit, current portion	8,699,609								8,699,609		7,426,814	$ 4,473,489
Revolving Credit Facility | Line of Credit
Schedule of Investments [Line Items]
Maximum borrowing capacity	35,000,000.0								35,000,000.0
Remaining borrowing capacity	4,400,000								4,400,000		3,800,000
Revolving Credit Facility | Four Revolving Lines of Credit | Line of Credit
Schedule of Investments [Line Items]
Maximum borrowing capacity	35,000,000								35,000,000		33,000,000.0
Revolving Credit Facility | Capital Expenditure Line of Credit | Line of Credit
Schedule of Investments [Line Items]
Maximum borrowing capacity	$ 500,000								$ 500,000		$ 500,000

[1]	Current and prior period results have been adjusted to reflect the one-for-eight stock split effected in May 2023. See Note 6, Stockholders' Equity for details.